Initial Public Offering (Details) - Athena Technology Acquisition Corp [Member] - USD ($)	1 Months Ended	9 Months Ended
	Mar. 19, 2021	Sep. 30, 2021	Dec. 31, 2020
Initial Public Offering (Details) [Line Items]
Purchase price per unit			$ 10
Warrant expire term		5 years
Redemption of warrants description		Once the warrants become exercisable, the Company may redeem the outstanding warrants:• in whole and not in part;• at a price of $0.01 per warrant;• upon a minimum of 30 days’ prior written notice of redemption to each warrant holder; and• if, and only if, the closing price of the common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing once the warrants become exercisable and ending three business days before the Company sends to the notice of redemption to the warrant holders.
Warrant price per share		$ 0.01
Exercise price of warrant, percentage		115.00%
Series of Individually Immaterial Business Acquisitions [Member]
Initial Public Offering (Details) [Line Items]
Initial business combination issued price		$ 9.2	$ 9.2
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Sale of units (in Shares)	25,000,000
Purchase price per unit	$ 10
Generating gross proceeds (in Dollars)	$ 250,000,000
Class A common stock [Member]
Initial Public Offering (Details) [Line Items]
Purchase price per unit		$ 11.5